Goodwill and Intangible Assets - Intangible Assets - Future Amortization (Details) $ in Thousands	Dec. 26, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 1,951
2017	547
2018	202
2019	145
2020	96
Thereafter	206
Net Carrying Value	$ 3,147